Reinsurance (Tables)	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2025		2024		2023
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$84,208	$82,847	$75,893	$72,169	$62,721	$59,881
Ceded premiums:
Regulated	(578)	(582)	(620)	(619)	(535)	(545)
Non-Regulated	(456)	(604)	(849)	(751)	(636)	(671)
Total ceded premiums	(1,034)	(1,186)	(1,469)	(1,370)	(1,171)	(1,216)
Net premiums	$83,174	$81,661	$74,424	$70,799	$61,550	$58,665

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2025		2024		2025		2024
Regulated:
MCCA	$2,623	64%	$2,381	50%	$27	14%	$29	9%
CAIP	248	6	415	9	0	0	0	0
NCRF	229	6	214	4	82	42	85	24
FHCF	16	0	169	3	0	0	0	0
NFIP	12	0	361	8	69	35	69	20
Other	5	0	5	0	1	0	1	0
Total Regulated	3,133	76	3,545	74	179	91	184	53
Non-Regulated:
Commercial Lines	916	23	1,137	24	7	3	157	45
Personal property	30	1	78	2	11	6	8	2
Other	4	0	5	0	0	0	0	0
Total Non-Regulated	950	24	1,220	26	18	9	165	47
Total	$4,083	100%	$4,765	100%	$197	100%	$349	100%